BUSINESS COMBINATIONS AND INVESTMENTS - Summary of investments accounted for using the equity method (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Investments Accounted For Using Equity Method [Abstract]
Investment in associates	$ 229.1	$ 272.1
Investment in joint ventures	89.9	54.5
Total	$ 319.0	$ 326.6